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May 17, 2007

Securities and Exchange Commission
100 F Street, N.W.
Washington, DC 20549-1004

ATTN:        Document Control - EDGAR

RE:      Post-Effective Amendment No. 43 on Form N-4
         RiverSource Variable Account 10
         RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity RiverSource Retirement Advisor 4 Select(SM) Variable Annuity RiverSource Retirement Advisor 4 Access(SM) Variable Annuity File Nos. 333-79311/811-07355

Dear Commissioners:

On behalf of RiverSource Variable Account 10 ("Account"), RiverSource Life Insurance Company is filing electronically Registrant's Post-Effective Amendment No. 43 ("Amendment No. 43") on Form N-4 pursuant to Rule 485(a)(1).

Registrant requests selective review in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because the new prospectus and Statement of Additional Information (SAI) included in this Amendment No. 43 are substantially similar to Registrant's Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 filed on or about April 24, 2007. Amendment No. 43 has been marked to show all changes. Registrant believes that the only area that may warrant particular attention is the discussion of the SecureSource(SM) riders. Registrant notes that the disclosure regarding the SecureSource(SM) rider is substantially similar to that found in the prospectus for RiverSource Innovations(SM) Select Variable Annuity included in RiverSource Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139763 which the Staff recently reviewed.

In this Amendment No. 43, the primary enhancements to the contract include:

    o    The new optional SecureSource(SM) rider, and
    o    Other non-material changes.

         Registrant intends this filing to serve as a Template Filing for another variable annuity that will include the disclosure for the new SecureSource(SM) rider. Registrant will submit a request in accordance with Rule 485(b)(1)(vii) under 1933 Act, under separate cover. The contracts described in this prospectus are enhanced versions of the contracts previously filed in this registration statement. The contracts currently sold will be replaced by the new contracts when the SecureSource rider has been approved by state insurance departments. According to the November 3, 1995 Industry Comment Letter, multiple prospectuses may be combined in the single registration statement when the prospectuses describe both the original and enhanced version of the same contract.

Due to potential market value adjustment described in this prospectus contained in this Amendment No. 43 on Form N-4, we will be filing under separate cover, Post-Effective
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Amendment to the Registration Statement on Form S-1 (file No. 333-114888) of
RiverSource Life Insurance Company.

If you have any questions regarding this filing, please contact Rodney J. Vessels at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Sincerely,


/s/ Rodney J. Vessels
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    Rodney J. Vessels
    Assistant General Counsel